Related Party Transactions (Tables)	6 Months Ended
Jun. 30, 2025
Related Party Transactions [Abstract]
Schedule of Major Related Parties and their Relationships

The table below sets forth the major related parties and their relationships with the Group as at the end of the reporting period:

Name of related parties	Relationship with the Company
Concorde Global I Pte Ltd	Controlled by Mr. Chua Swee Kheng and Lim Ping Ping
iMatrix Global Pte Ltd	Mr. Chua Swee Kheng has significant influence over the company
Total Protection Solutions Pte Ltd	Lim Ping Ping was a shareholder of Total Protection Solutions Pte Ltd until November 2023
Ping Ping, Lim	Non-controlling shareholder and spouse of Mr. Chua Swee Kheng
Swee Kheng Chua	Controlling shareholder and Chief Executive Officer
Jia Wei Chua	Son of Mr. Chua Swee Kheng, keyman to Concorde Security Pte. Ltd.
Concorde International Group Pte Ltd	Subsidiary of Concorde International Group Ltd
Concorde i-FAST USA Inc.	Subsidiary of Concorde International Group Ltd
Concorde Security Pte Ltd	Subsidiary of Concorde International Group Pte Ltd
Concorde Security Sdn Bhd	Subsidiary of Concorde International Group Pte Ltd
Concorde Security Limited	Subsidiary of Concorde International Group Pte Ltd
Concorde Asia Pte Ltd	Subsidiary of Concorde International Group Pte Ltd
Berjaya Academy Pte Ltd	Subsidiary of Concorde International Group Pte Ltd

(a)	The principal related party balances for the years ended June 30, 2025 and December 31, 2024 and transactions for the periods ended June 30, 2025 and June 30, 2024 are as follows:

Schedule of Related Parties

Amount due from related parties:

		June 30, 2025	December 31, 2024
		USD	USD
Total Protection Solutions Pte Ltd	(a)	517,714	553,184
Advance from supplier – Total Protection Solutions Pte Ltd	(b)	663,338	323,514
Swee Kheng Chua	(c)	-	4,616
		1,181,052	881,314
Included in Trade Receivables:
Concorde Global I Pte Ltd	(d)	11,140	10,448
iMatrix Global Pte Ltd	(d)	6,509	6,105
Total Protection Solutions		3,828	4,610
		21,477	21,163
(a)	On December 31, 2022, the Group formalized an agreement with Total Protection Solutions Pte Ltd loaned USD 651,702. The loan is unsecured, and it bears an interest rate of 5%. The loan was initially due on demand. On February 1, 2024, the Group entered into a repayment agreement with Total Protection Solutions Pte Ltd. Total Protection Solutions Pte Ltd will repay this loan on a monthly basis over a 5 years period commencing March 2024. In the financial year 2023, the Group extended an additional loan of USD 89,575, following the initial formalized agreement. This loan remains unsecured and carries an interest rate of 5%.

(b)	Trade payable arise from the subcontractor services provided to Concorde Security Pte Ltd which are trade in nature. The Company received credit notes from Total Protection Solution Pte Ltd amounting to SGD 1,244,122 during the year ended December 31, 2024. During the year, the balances was classified as advance from supplier.

(c)	The loan is unsecured, interest free and repayable on demand on the basis that the Group owed to Swee Kheng Chua.

(d)	The balance pertains to payment on behalf and interest charged on the payment on behalf for the prior years. In 2024, 100% ECL has been provided due to uncertainty about the recoverability.

Amount due to related parties:

		June 30, 2025	December 31, 2024
		USD	USD
Swee Kheng Chua	(a)	203,847	221,556

(a)	In the financial year ended December 31, 2023, Swee Kheng Chua voluntarily requested a pay cut resulting in payments made to him during the year as a balance owed to the Company. He also received a debt repayment from iMatrix Global Pte Ltd on behalf of the Company, and Ping Ping Lim’s due amount to the Company was reassigned to him. The resulting owed amount to the Company was then used to offset the outstanding debt. The amount due to Swee Kheng Chua represents a short-term non-interest-bearing loan. The loan is unsecured and repayable on demand.

	June 30, 2025	December 31, 2024
	USD	USD
Subcontracting costs
Total Protection Solution Pte Ltd	2,793,818	2,504,458
iMatrix Global Pte Ltd	-	16,403
	2,793,818	2,520,861
	June 30, 2025	June 30, 2024
	USD	USD
Expenses paid on behalf – Chua Swee Kheng	27,434	-
Interest income – Total Protection Solution Pte Ltd	13,470	11,754
Loan repayment - Total Protection Solution Pte Ltd	63,818	28,554

Schedule of Key Management Personnel Compensation

Key management personnel compensation for the year ended is as follows:

	June 30, 2025	June 30, 2024
	USD	USD
Swee Kheng Chua	145,935	124,039
Sharifah Noriati Binte Said Omar*	31,938	31,187
Ping Ping Lim**	130,259	111,937
Terence Wing Khai Yap	246,195	74,922
Sze Yin Ong	61,834	40,677
Jia Wei Chua***	57,748	-
Total compensation	673,909	382,762

*	Ms. Sharifah Noriati Binte Said Omar serves as a nominee director at Berjaya Academy Pte Ltd, our 70% owned subsidiary, as well as Concorde Security Pte Ltd (Singapore), our 96.81% owned subsidiary, and Concorde Asia Pte Ltd (Singapore), our 70% owned subsidiary.

**	Ms. Ping Ping Lim is a senior manager in the Company. She is the spouse of Swee Kheng Chua and an authorizer for several banks, in Berjaya Academy Pte Ltd, our 70% owned subsidiary, as well as Concorde Security Pte Ltd (Singapore), our 96.81% owned subsidiary, and Concorde Asia Pte Ltd (Singapore), our 70% owned subsidiary.

***	Mr. Jia Wei Chua, Swee Kheng Chua’s child is the keyman of Concorde Security Pte Ltd (Singapore), our 96.81% owned subsidiary. He is one of the key management in Concorde Security Pte Ltd.